Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit | $ / shares	563.45
Maximum Aggregate Offering Price	$ 140,862,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 20,791.31
Offering Note	The amount registered consists of 250,000 shares of Common Stock, $.01 par value, of Credit Acceptance Corporation (“Common Stock”) authorized for issuance in connection with awards under the Credit Acceptance Corporation Amended and Restated Incentive Compensation Plan, as amended (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement shall be deemed to cover any additional shares of Common Stock to be offered or issued under the Plan pursuant to terms that provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit, calculated as the average of the high and low prices reported for a share of Common Stock on The Nasdaq Stock Market on July 25, 2024, and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act.